Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - Level 3 [member] - Banks own assumptions [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 7,861,712	$ 5,357,799
Profit and loss	(1,456,561)	3,939,180
Recognition and derecognition	(22,299)	25,828
Monetary effects	(2,669,336)	(1,461,095)
Amount at end of the fiscal year	3,713,516	7,861,712
Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	571,230	1,674,888
Profit and loss	352,566	313,643
Amount at end of the fiscal year	1,116,753	571,230
Recognition and derecognition	502,430	(1,194,786)
Monetary effects	(309,473)	(222,515)
Other Financial Assets1 [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	39,515	47,266
Profit and loss	1,829	14,297
Amount at end of the fiscal year	31,021	39,515
Recognition and derecognition	5,135	(9,820)
Monetary effects	(15,458)	(12,228)
Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	1,482,617	1,161,481
Profit and loss	(1,045,763)	629,470
Monetary effects	$ (436,854)	(308,334)
Amount at end of the fiscal year		$ 1,482,617